--------------------------------------------------------------------------------
                                                                       FEDERATED
                                                                    INTERMEDIATE
                                                                       MUNICIPAL
                                                                           TRUST
--------------------------------------------------------------------------------

                                                              SEMI-ANNUAL REPORT
                                                                 TO SHAREHOLDERS
                                                               NOVEMBER 30, 1996


     FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------------

     Distributor
     A subsidiary of FEDERATED INVESTORS

     FEDERATED INVESTORS TOWER
     PITTSBURGH, PA 15222-3779

     Cusip 458810108
     458810207                                        LOGO
     8010413 (1/97)

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present you with the Semi-Annual Report to Shareholders for Federated Intermediate Municipal Trust for the six-month period ended November 30, 1996. The report begins with an investment review, which is a brief commentary on the municipal market from the fund's portfolio manager. Following the investment review, you will find the fund's portfolio of investments and its financial statements.

The fund pursues monthly income that is free from federal regular income taxes by investing in a highly diverse portfolio of intermediate-term securities issued by municipalities across the nation.*

Over the six-month reporting period, the fund achieved a total return of 4.73% through dividends totaling $0.27 per share and a 2% share price increase.** Total assets stood at $220.2 million at the period's end.

Thank you for your confidence in the tax-free earning power of Federated Intermediate Municipal Trust. We will continue to keep you up-to-date on the fund's performance, and we welcome your questions, comments, or suggestions.

Sincerely,

LOGO

Glen R. Johnson

President
January 15, 1997

 * Income may be subject to the federal alternative minimum tax and state and local taxes.

** Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

At the end of the six month period ended November 30, 1996, the municipal yield curve remained considerably steeper than the Treasury yield curve. This was due mainly to supply and demand imbalances which exist along different segments of the maturity spectrum. Currently, the spread between bonds of 5 and 10 years in maturity is in excess of 50 basis points while the spread in the same maturity range of the Treasury yield curve is approximately 20 basis points. The ratio of "AAA" rated general obligation municipal bond yields to Treasury bond yields narrowed considerably over the fiscal year in the 5 to 10 year portion of the municipal yield curve. This ratio provides some indication as to the richness or cheapness of municipal bonds versus comparable maturity Treasury securities. This ratio has narrowed, or municipal bonds have become more expensive relative to Treasury securities, as a result of significant institutional interest (property and casualty insurance companies and commercial banks) in intermediate maturities.

The second half of 1996 became a better market environment for fixed income investors. The Federal Reserve Board (the "Fed") remained on hold, the economy was showing signs of slowing or providing at best moderate growth and inflation remained under control. As a result, yields trended lower into the winter of 1996 and have settled into a trading range around the 6.50% level. The municipal bond market experienced a considerable uptick in supply as rates fell during the second half of the year and finished approximately 14% ahead of last year's supply figures, mainly with the assistance of additional refunding activity. The presidential election ended quite favorably for the municipal market with the threat of major tax reform dying with the republican presidential candidates hopes for the White House. The major investment themes which characterize the municipal bond market include narrow credit spreads, a flat yield curve beyond the 15 year maturity range, the prevalence of bond insurance and uncertainty as to the Fed's next move. As a result of these conditions which currently exist in the marketplace, management is stressing credit quality and attempting to swap into higher quality credits with minimal yield give up. At this late stage of the business cycle it is important to pay attention to the trade off between risk and return. The traditionally higher yielding sectors of the municipal market (such as healthcare, housing, and electric utilities) have performed strongly this year as investors have chased yield and we are assessing our exposures to these sectors and making appropriate adjustments in the portfolio. Management intends to continue to maintain a neutral duration target relative to our peer group until the markets direction becomes clearer. We feel that structure will continue to be an important aspect of performance in 1997 so particular attention must be paid to call protection, coupon and convexity.

The fund's performance over the past six months reflects the fund's intermediate maturity and duration position relative to the fund's peer group. The fund's total return was 4.73% for the period June 1, 1996 to November 30, 1996.* The concentration of high coupon premium bonds in the portfolio helped to dampen net asset value volatility over the period. However, the fund is managed predominately for tax-exempt income and posted a 30-day distribution rate of 5.02% as of November 30, 1996, which is comparable to a tax-equivalent yield of 8.31%, assuming a top marginal tax rate of 39.6%. The fund's 30-day SEC yield for the period ended November 30, 1996 was 4.12%.*

* Performance quoted represents past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------

SHAREHOLDER MEETING RESULTS

A Special meeting of Shareholders of The Starburst Municipal Income Fund was held on October 29, 1996. On August 26, 1996, the record date for shareholders voting at the meetings, there were 1,150,490 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

AGENDA ITEM: To approve the proposed agreement and plan or reorganization between Starburst Municipal Income Fund ("TSMIF") and Federated Intermediate Municipal Trust whereby the fund would acquire all of the assets of TSMIF in exchange for shares of the fund to be distributed pro rata by TSMIF to the shareholders in complete liquidation of TSMIF.

 SHARES FOR      SHARES AGAINST     ABSTAIN
------------    ----------------    --------
  607,571            20,702          52,231



FEDERATED INTERMEDIATE MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL                                                               CREDIT
  AMOUNT                                                               RATING*          VALUE
----------     ---------------------------------------------------   ------------    ------------
INTERMEDIATE-TERM MUNICIPAL SECURITIES--97.8%
------------------------------------------------------------------
               ALABAMA--1.0%
               ---------------------------------------------------
$1,500,000     Alabama Water PCA, PCR Bonds, 6.35%
               (AMBAC INS), 8/15/2001                                   AAA          $  1,628,760
               ---------------------------------------------------
   500,000     Birmingham, AL Waterworks & Sewer Board, Refunding
               Revenue Bonds, 6.25% (Original Issue Yield: 6.30%),
               1/1/2008                                                 AA                536,110
               ---------------------------------------------------                   ------------
               Total                                                                    2,164,870
               ---------------------------------------------------                   ------------
               ARIZONA--3.1%
               ---------------------------------------------------
 1,500,000     Phoenix, AZ, UT GO Refunding Bonds (Series A),
               7.40%, 7/1/2000                                          AA              1,660,455
               ---------------------------------------------------
 5,000,000     Salt River Project, AZ Agricultural Improvement &
               Power District, Electric System Revenue Bonds
               (Series A), 7.10%, 1/1/2000                              AA              5,259,100
               ---------------------------------------------------                   ------------
               Total                                                                    6,919,555
               ---------------------------------------------------                   ------------
               CALIFORNIA--4.2%
               ---------------------------------------------------
 2,250,000     California State, UT GO Bonds ,Series AV, 7.80%,
               10/1/2000                                                AA              2,533,973
               ---------------------------------------------------
 1,800,000     Los Angeles, CA Department of Water & Power,
               Electric Plant Revenue Bonds, 2nd Issue, 9.00%,
               6/1/2000                                                 AA              2,077,974
               ---------------------------------------------------
 1,875,000     Los Angeles, CA Department of Water & Power,
               Electric Plant Revenue Bonds, 2nd Issue, 9.00%,
               6/1/2001                                                 AA              2,231,213
               ---------------------------------------------------
 2,000,000     Los Angeles, CA Department of Water & Power,
               Electric Plant Revenue Refunding Bonds, 9.00%,
               2/1/2001                                                 AA              2,354,080
               ---------------------------------------------------                   ------------
               Total                                                                    9,197,240
               ---------------------------------------------------                   ------------



FEDERATED INTERMEDIATE MUNICIPAL TRUST
--------------------------------------------------------------------------------

PRINCIPAL                                                               CREDIT
  AMOUNT                                                               RATING*          VALUE
----------     ---------------------------------------------------   ------------    ------------
INTERMEDIATE-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------
               FLORIDA--2.4%
               ---------------------------------------------------
$2,000,000     Florida State Board of Education Administration,
               UT GO Capital Outlay Bonds (Series C), 6.25%
               (Florida State), 6/1/2001                                AA           $  2,160,320
               ---------------------------------------------------
 3,000,000     Florida State Board of Education Administration,
               UT GO Capital Outlay Bonds, 6.00% (Florida State),
               6/1/2001                                                 AA              3,212,580
               ---------------------------------------------------                   ------------
               Total                                                                    5,372,900
               ---------------------------------------------------                   ------------
               GEORGIA--4.0%
               ---------------------------------------------------
 2,000,000     Georgia Municipal Electric Authority, Revenue Bonds
               (Series U), 6.50%, 1/1/2000                              AA-             2,132,160
               ---------------------------------------------------
 1,000,000     Georgia Municipal Electric Authority, Revenue Bonds
               (Series U), 6.60%, 1/1/2001                              AA-             1,083,990
               ---------------------------------------------------
 5,000,000     Georgia State, UT GO Bonds (Series A), 7.70%,
               2/1/2001                                                 AA+             5,661,900
               ---------------------------------------------------                   ------------
               Total                                                                    8,878,050
               ---------------------------------------------------                   ------------
               HAWAII--4.6%
               ---------------------------------------------------
 5,000,000     Hawaii State, UT GO Bonds (Series BT), 8.00%,
               2/1/2001                                                 AA              5,700,300
               ---------------------------------------------------
 1,000,000     Hawaii State, UT GO Bonds (Series BU), 5.85%
               (Original Issue Yield: 5.95%), 11/1/2001                 AA              1,069,670
               ---------------------------------------------------
 3,000,000     Honolulu, HI City & County, UT GO Bonds (Series A),
               6.30% (Original Issue Yield: 6.40%), 8/1/2001            AA              3,254,610
               ---------------------------------------------------                   ------------
               Total                                                                   10,024,580
               ---------------------------------------------------                   ------------
               ILLINOIS--7.1%
               ---------------------------------------------------
 3,500,000     Cook County, IL, GO Capital Improvement Bonds
               (Series 1996), 5.40% (FGIC INS), 11/15/2007              AAA             3,648,470
               ---------------------------------------------------
 3,100,000     Cook County, IL, GO Capital Improvement Bonds
               (Series 1996), 5.50% (FGIC INS), 11/15/2008              AAA             3,233,951
               ---------------------------------------------------



FEDERATED INTERMEDIATE MUNICIPAL TRUST
--------------------------------------------------------------------------------

PRINCIPAL                                                               CREDIT
  AMOUNT                                                               RATING*          VALUE
----------     ---------------------------------------------------   ------------    ------------
INTERMEDIATE-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------
               ILLINOIS--CONTINUED
               ---------------------------------------------------
$3,000,000     Du Page, IL Water Commission, UT GO Bonds, 6.05%,
               3/1/2002                                                 AA+          $  3,228,180
               ---------------------------------------------------
 3,000,000     Illinois Municipal Electric Agency, Power Supply
               System Revenue Bonds (Series A), 6.20%
               (AMBAC INS), 2/1/2001                                    AAA             3,200,490
               ---------------------------------------------------
 2,000,000     University of Illinois, Auxiliary Facilities
               Revenue Bonds, 6.40% (Original Issue Yield: 6.45%),
               4/1/2001                                                 AA              2,160,800
               ---------------------------------------------------                   ------------
               Total                                                                   15,471,891
               ---------------------------------------------------                   ------------
               MARYLAND--1.0%
               ---------------------------------------------------
 1,000,000     University of Maryland, Auxiliary Facility &
               Tuition Revenue Bonds (Series A), 5.80% (Original
               Issue Yield: 5.85%), 2/1/2002                            AA+             1,067,110
               ---------------------------------------------------
 1,000,000     Washington Suburban Sanitation District, MD,
               GO UT Revenue Bonds (Second Series), 6.90%
               (United States Treasury PRF), 6/1/2001 (@102)            AA              1,125,270
               ---------------------------------------------------                   ------------
               Total                                                                    2,192,380
               ---------------------------------------------------                   ------------
               MICHIGAN--4.9%
               ---------------------------------------------------
 2,000,000     Michigan State Building Authority, Revenue Bonds
               (Series II), 6.25% (AMBAC INS)/(Original Issue
               Yield: 6.35%), 10/1/2000                                 AAA             2,141,260
               ---------------------------------------------------
 3,705,000     Michigan State Housing Development Authority,
               (Series B) Rental Housing Revenue Bonds, 5.65%
               (MBIA Insurance Corporation INS), 10/1/2007              AAA             3,784,472
               ---------------------------------------------------
 3,605,000     Michigan State Housing Development Authority,
               (Series B) Rental Housing Revenue Bonds, 5.65%
               (MBIA Insurance Corporation INS), 4/1/2007               AAA             3,681,138
               ---------------------------------------------------
 1,000,000     Royal Oak, MI Hospital Finance Authority,
               Revenue Refunding Bonds, 7.40% (William Beaumont
               Hospital, MI), 1/1/2000                                  AA              1,091,900
               ---------------------------------------------------                   ------------
               Total                                                                   10,698,770
               ---------------------------------------------------                   ------------



FEDERATED INTERMEDIATE MUNICIPAL TRUST
--------------------------------------------------------------------------------

PRINCIPAL                                                               CREDIT
  AMOUNT                                                               RATING*          VALUE
----------     ---------------------------------------------------   ------------    ------------
INTERMEDIATE-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------
               MISSOURI--5.0%
               ---------------------------------------------------
$5,000,000     Missouri State HEFA, Health Facilities Revenue
               Bonds (Series A), 6.00% (BJC Health System, MO)/
               (Original Issue Yield: 6.05%), 5/15/2005                 AA           $  5,442,100
               ---------------------------------------------------
 5,000,000     Missouri State HEFA, Health Facilities Revenue
               Bonds (Series A), 6.10% (BJC Health System, MO)/
               (Original Issue Yield: 6.15%), 5/15/2006                 AA              5,404,800
               ---------------------------------------------------                   ------------
               Total                                                                   10,846,900
               ---------------------------------------------------                   ------------
               NEVADA--0.5%
               ---------------------------------------------------
 1,000,000     Clark County, NV School District, LT GO Bonds
               (Series A), 9.75% (MBIA Insurance Corporation INS),
               6/1/2000                                                 AAA             1,176,490
               ---------------------------------------------------                   ------------
               NEW HAMPSHIRE--1.3%
               ---------------------------------------------------
 2,555,000     New Hampshire State, UT GO Bonds (Series A), 6.40%,
               6/15/2001                                                AA              2,775,931
               ---------------------------------------------------                   ------------
               NEW YORK--8.0%
               ---------------------------------------------------
 1,500,000     Municipal Assistance Corp of New York, Revenue
               Bonds (Series 62), 6.60%, 7/1/2000                       AA-             1,555,215
               ---------------------------------------------------
 2,000,000     Municipal Assistance Corp of New York, Revenue
               Bonds (Series 66), 7.00% (Original Issue Yield:
               7.05%), 7/1/1997                                         AA-             2,040,140
               ---------------------------------------------------
 6,000,000     New York City, NY, UT GO Bonds (Series E), 5.30%
               (FGIC INS)/(Original Issue Yield: 5.40%), 8/1/2009       AAA             6,045,300
               ---------------------------------------------------
 2,500,000     New York State Environmental Facilities Corp.,
               State Water Pollution Control Bonds (Series 1994E),
               6.15% (Original Issue Yield: 6.25%), 6/15/2004           A-              2,756,825
               ---------------------------------------------------
 4,000,000     New York State Thruway Authority, Highway & Bridge
               Fund Revenue Bonds (Series B), 5.625%
               (FGIC INS)/(Original Issue Yield: 5.75%), 4/1/2005       AAA             4,273,880
               ---------------------------------------------------



FEDERATED INTERMEDIATE MUNICIPAL TRUST
--------------------------------------------------------------------------------

PRINCIPAL                                                               CREDIT
  AMOUNT                                                               RATING*          VALUE
----------     ---------------------------------------------------   ------------    ------------
INTERMEDIATE-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------
               NEW YORK--CONTINUED
               ---------------------------------------------------
$1,000,000     Triborough Bridge & Tunnel Authority, NY, Revenue
               Bonds (Series S), 6.625% (Original Issue Yield:
               6.70%), 1/1/2001                                         A+           $  1,089,210
               ---------------------------------------------------                   ------------
               Total                                                                   17,760,570
               ---------------------------------------------------                   ------------
               NORTH CAROLINA--6.6%
               ---------------------------------------------------
 2,720,000     Charlotte-Mecklenburg Hospital Authority, NC,
               Health Care Revenue Bonds (Series 1996A), 5.50%
               (Charlotte-Mecklenburg Hospital, NC)/(Original
               Issue Yield: 5.60%), 1/15/2008                           AA              2,843,107
               ---------------------------------------------------
 3,355,000     Charlotte-Mecklenburg Hospital Authority, NC,
               Health Care System Revenue Bonds, 5.90% (Original
               Issue Yield: 5.95%), 1/1/2002                            AA              3,550,731
               ---------------------------------------------------
 5,350,000     North Carolina Municipal Power Agency No. 1,
               Catawba Electric Revenue Refunding Bonds, 6.00%
               (Original Issue Yield: 6.05%), 1/1/2004                   A              5,685,445
               ---------------------------------------------------
 2,000,000     North Carolina Municipal Power Agency No. 1,
               Catawba Electric Revenue Refunding Bonds, 7.25%,
               1/1/2007                                                  A              2,333,160
               ---------------------------------------------------                   ------------
               Total                                                                   14,412,443
               ---------------------------------------------------                   ------------
               OHIO--4.8%
               ---------------------------------------------------
 2,500,000     Hamilton County, OH Sewer System, Improvement &
               Revenue Refunding Bonds (Series A), 6.20%,
               12/1/2000                                                AA-             2,673,925
               ---------------------------------------------------
 3,195,000     Lucas County, OH, Hospital Revenue Refunding
               Bonds (Series 1996), 5.50% (ProMedica Healthcare
               Obligated Group)/(MBIA Insurance Corporation
               INS)/(Original Issue Yield: 5.75%), 11/15/2008           AAA             3,315,547
               ---------------------------------------------------
 2,840,000     Lucas County, OH, Hospital Revenue Refunding Bonds
               (Series 1996), 6.00% (ProMedica Healthcare
               Obligated Group)/(MBIA Insurance Corporation INS),
               11/15/2007                                               AAA             3,103,694
               ---------------------------------------------------



FEDERATED INTERMEDIATE MUNICIPAL TRUST
--------------------------------------------------------------------------------

PRINCIPAL                                                               CREDIT
  AMOUNT                                                               RATING*          VALUE
----------     ---------------------------------------------------   ------------    ------------
INTERMEDIATE-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------
               OHIO--CONTINUED
               ---------------------------------------------------
$1,400,000     Montgomery County, OH Health Facilities Authority,
               Revenue Bonds (Series A), 6.20% (Sisters of Charity
               Health Care System)/(MBIA Insurance Corporation
               INS)/(Original Issue Yield: 6.30%), 5/15/2001            AAA          $  1,503,908
               ---------------------------------------------------                   ------------
               Total                                                                   10,597,074
               ---------------------------------------------------                   ------------
               OKLAHOMA--1.0%
               ---------------------------------------------------
 2,000,000     Oklahoma State Industrial Authority, Health System
               Revenue Bonds (Series C), 5.70% (Baptist Medical
               Center, OK)/(AMBAC INS)/(Original Issue Yield:
               5.80%), 8/15/2002                                        AAA             2,113,660
               ---------------------------------------------------                   ------------
               PENNSYLVANIA--9.5%
               ---------------------------------------------------
 4,570,000     Harrisburg, PA Authority, Revenue Bonds
               (Pooled Bond Program) (Series I of 1996) , 5.35%
               (MBIA Insurance Corporation INS)/(Original
               Issue Yield: 5.50%), 4/1/2008                            AAA             4,692,887
               ---------------------------------------------------
 1,500,000     Pennsylvania Infrastructure Investment Authority,
               Revenue Bonds, 6.15% (Pennvest), 9/1/2001                AA              1,611,945
               ---------------------------------------------------
 3,500,000     Pennsylvania Intergovernmental Co-op Authority,
               Special Tax Revenue Bonds, 5.45% (FGIC INS)/
               (Original Issue Yield: 5.55%), 6/15/2008                 AAA             3,571,260
               ---------------------------------------------------
 3,880,000     Pennsylvania Intergovernmental Co-op Authority,
               Special Tax Revenue Refunding Bonds, Philadelphia
               Funding Program, 5.30% (FGIC INS)/
               (Original Issue Yield: 5.42%), 6/15/2008                 AAA             3,951,159
               ---------------------------------------------------
 3,000,000     Pennsylvania State Higher Education Facilities
               Authority, Health Services Revenue Bonds (Series
               A), 5.50% (Allegheny Delaware Valley Obligated
               Group)/(MBIA Insurance Corporation INS)/(Original
               Issue Yield: 5.60%), 11/15/2008                          AAA             3,135,120
               ---------------------------------------------------



FEDERATED INTERMEDIATE MUNICIPAL TRUST
--------------------------------------------------------------------------------

PRINCIPAL                                                               CREDIT
  AMOUNT                                                               RATING*          VALUE
----------     ---------------------------------------------------   ------------    ------------
INTERMEDIATE-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------
               PENNSYLVANIA--CONTINUED
               ---------------------------------------------------
$4,000,000     Pennsylvania State Higher Education Facilities
               Authority, Refunding Revenue Bonds (Series A),
               5.50% (University of Pennsylvania)/(Original Issue
               Yield: 5.55%), 1/1/2009                                  AA           $  4,111,840
               ---------------------------------------------------                   ------------
               Total                                                                   21,074,211
               ---------------------------------------------------                   ------------
               SOUTH CAROLINA--2.5%
               ---------------------------------------------------
   730,000     Columbia, SC Waterworks & Sewer System, Refunding
               Revenue Bonds, 6.40% (United States Treasury
               COL)/(Original Issue Yield: 6.45%), 2/1/2001             AAA               790,393
               ---------------------------------------------------
 4,270,000     Columbia, SC Waterworks & Sewer System, Revenue
               Bonds, 6.40% (Original Issue Yield: 6.45%),
               2/1/2001                                                 AA              4,608,013
               ---------------------------------------------------                   ------------
               Total                                                                    5,398,406
               ---------------------------------------------------                   ------------
               TENNESSEE--1.9%
               ---------------------------------------------------
 3,000,000     Memphis, TN Electric System, Revenue Refunding
               Bonds, 5.625% (Original Issue Yield: 5.775%),
               1/1/2002                                                 AA              3,169,290
               ---------------------------------------------------
 1,065,000     Metropolitan Government Nashville & Davidson
               County, TN HEFA, Revenue Bonds (Series B), 5.85%
               (Vanderbilt University)/(Original Issue Yield:
               5.90%), 10/1/2001                                        AA              1,135,162
               ---------------------------------------------------                   ------------
               Total                                                                    4,304,452
               ---------------------------------------------------                   ------------
               TEXAS--15.7%
               ---------------------------------------------------
 1,755,000     Dallas, TX Waterworks & Sewer System, Revenue
               Refunding & Improvement Bonds, 6.60% (United States
               Treasury PRF), 4/1/1997 (@101.5)                         AA              1,798,963
               ---------------------------------------------------
 1,000,000     Dallas, TX Waterworks & Sewer System, Revenue
               Refunding and Improvement Bonds (Series A), 9.50%,
               10/1/1998                                                AA              1,033,860
               ---------------------------------------------------
   500,000     Dallas, TX, GO LT Revenue Bonds, 6.20%, 1/1/2003         AAA               540,590
               ---------------------------------------------------
 4,000,000     Garland, TX, LT GO Bonds, 5.80% (Original Issue
               Yield: 5.90%), 8/15/2001                                 AA              4,261,040
               ---------------------------------------------------



FEDERATED INTERMEDIATE MUNICIPAL TRUST
--------------------------------------------------------------------------------

PRINCIPAL                                                               CREDIT
  AMOUNT                                                               RATING*          VALUE
----------     ---------------------------------------------------   ------------    ------------
INTERMEDIATE-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------
               TEXAS--CONTINUED
               ---------------------------------------------------
$4,500,000     Houston, TX Independent School District, LT GO
               Bonds, 8.375% (PSFG GTD), 8/15/2000                      AAA          $  5,131,800
               ---------------------------------------------------
   500,000     Plano, TX, Refunding & Improvement Bonds, 5.60%
               (AMBAC INS)/(Original Issue Yield: 5.85%), 9/1/2005      AAA               523,320
               ---------------------------------------------------
 1,650,000     San Antonio, TX Electric & Gas, Revenue Bonds,
               9.90%, 2/1/1998                                          AA              1,764,791
               ---------------------------------------------------
 2,000,000     San Antonio, TX Electric & Gas, Revenue Refunding
               Bonds (Series A), 7.00%, 2/1/1999                        AA              2,122,420
               ---------------------------------------------------
 2,500,000     San Antonio, TX Water Authority, Revenue Refunding
               Bonds, 6.00% (FGIC INS)/(Original Issue Yield:
               6.15%), 5/15/2001                                        AAA             2,670,275
               ---------------------------------------------------
 1,475,000     San Antonio, TX, UT GO General Improvement Bonds,
               8.625%, 8/1/2000                                         AA              1,692,946
               ---------------------------------------------------
 6,370,000     Socorro, TX Independent School District, UT GO
               Refunding Bonds (Series A), 6.25% (PSFG
               GTD)/(Original Issue Yield: 6.30%), 8/15/2001            AAA             6,873,039
               ---------------------------------------------------
 6,000,000     Texas Water Development Board, State Revolving Fund
               Sr. Lien Revenue Bonds, 5.80% (Original Issue
               Yield: 5.90%), 7/15/2002                                 AA              6,417,480
               ---------------------------------------------------                   ------------
               Total                                                                   34,830,524
               ---------------------------------------------------                   ------------
               UTAH--1.0%
               ---------------------------------------------------
 2,000,000     Intermountain Power Agency, UT, Power Supply
               Revenue Refunding Bonds (Series B), 7.20%, 7/1/1999      A+              2,134,720
               ---------------------------------------------------                   ------------
               VIRGINIA--2.2%
               ---------------------------------------------------
 1,995,000     Virginia Beach, VA, UT GO Bonds (Series A), 6.30%,
               3/1/2000                                                 AA              2,123,897
               ---------------------------------------------------
 1,995,000     Virginia Beach, VA, UT GO Bonds (Series A), 6.30%,
               3/1/2001                                                 AA              2,152,126
               ---------------------------------------------------
   500,000     Virginia State Housing Development Authority,
               Refunding Revenue Bonds (Series E), 5.45%,
               11/1/2007                                                AA+               505,115
               ---------------------------------------------------                   ------------
               Total                                                                    4,781,138
               ---------------------------------------------------                   ------------



FEDERATED INTERMEDIATE MUNICIPAL TRUST
--------------------------------------------------------------------------------

PRINCIPAL                                                               CREDIT
  AMOUNT                                                               RATING*          VALUE
----------     ---------------------------------------------------   ------------    ------------
INTERMEDIATE-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------
               WASHINGTON--5.5%
               ---------------------------------------------------
$1,020,000     Seattle, WA, LT GO Refunding Bonds, 6.00%
               (Original Issue Yield: 6.10%), 3/1/2002                  AA+          $  1,095,897
               ---------------------------------------------------
 1,500,000     Tacoma, WA Sewer Authority, Revenue
               Refunding Bonds (Series B), 5.70% (FGIC INS)/
               (Original Issue Yield: 5.85%), 12/1/2005                 AAA             1,611,960
               ---------------------------------------------------
 4,500,000     Washington Health Care Facilities Authority,
               Revenue Bonds (Series 1996), 5.375% (Kadlec Medical
               Center, Richland)/(AMBAC INS)/(Original Issue
               Yield: 5.63%), 12/1/2010                                 NR              4,454,190
               ---------------------------------------------------
 5,000,000     Washington State Public Power Supply System,
               (Nuclear Project No. 3) Refunding & Revenue Bonds
               (Series B), 5.70% (Original Issue Yield: 5.793%),
               7/1/2010                                                 AA-             5,065,400
               ---------------------------------------------------                   ------------
               Total                                                                   12,227,447
               ---------------------------------------------------                   ------------
               TOTAL INTERMEDIATE-TERM MUNICIPAL SECURITIES
                 (IDENTIFIED COST $203,387,351)                                       215,354,202
               ---------------------------------------------------                   ------------
SHORT-TERM MUNICIPAL SECURITIES--0.8%
------------------------------------------------------------------
               PUERTO RICO--0.8%
               ---------------------------------------------------
 1,850,000     Puerto Rico Government Development Bank
               Weekly VRDNs (Credit Suisse, Zurich LOC)
               (at amortized cost)                                      AA+             1,850,000
               ---------------------------------------------------                   ------------
               TOTAL INVESTMENTS (IDENTIFIED COST 205,237,351)(a)                    $217,204,202
               ---------------------------------------------------                   ------------


(a) The cost of investments for federal tax purposes amounts to $205,237,351. The net unrealized appreciation of investments on a federal tax basis amounts to $11,966,851, which is comprised of all appreciation at November 30, 1996.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings.

Note: The categories of investments are shown as a percentage of net assets
      ($220,189,599) at November 30, 1996.


FEDERATED INTERMEDIATE MUNICIPAL TRUST
--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

AMBAC  -- American Municipal Bond Assurance Corporation
COL    -- Collateralized
FGIC   -- Financial Guaranty Insurance Company
GO     -- General Obligation
GTD    -- Guaranty
HEFA   -- Health and Education Facilities Authority
INS    -- Insured
LOC    -- Letter of Credit
LT     -- Limited Tax
MBIA   -- Municipal Bond Investors Assurance
PCA    -- Pollution Control Authority
PCR    -- Pollution Control Revenue
PRF    -- Prerefunded
PSFG   -- Permanent School Fund Guarantee
UT     -- Unlimited Tax
VRDNs  -- Variable Rate Demand Notes


(See Notes which are an integral part of the Financial Statements)


FEDERATED INTERMEDIATE MUNICIPAL TRUST
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost
$205,237,351)                                                                      $217,204,202
-------------------------------------------------------------------------------
Income receivable                                                                     3,819,643
-------------------------------------------------------------------------------
Receivable for shares sold                                                              301,560
-------------------------------------------------------------------------------    ------------
     Total assets                                                                   221,325,405
-------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------
Income distribution payable                                            $920,855
--------------------------------------------------------------------
Payable to Bank                                                         210,518
--------------------------------------------------------------------
Accrued expenses                                                          4,433
--------------------------------------------------------------------   --------
     Total liabilities                                                                1,135,806
-------------------------------------------------------------------------------    ------------
Net Assets for 20,723,599 shares outstanding                                       $220,189,599
-------------------------------------------------------------------------------    ------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------
Paid in capital                                                                    $214,608,812
-------------------------------------------------------------------------------
Net unrealized appreciation of investments                                           11,966,851
-------------------------------------------------------------------------------
Accumulated net realized loss on investments                                         (6,386,064)
-------------------------------------------------------------------------------    ------------
     Total Net Assets                                                              $220,189,599
-------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------
$220,189,599 / 20,723,599 shares outstanding                                       $      10.63
-------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)


FEDERATED INTERMEDIATE MUNICIPAL TRUST
STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------------------------------
Interest                                                                               $6,060,378
-----------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------
Investment advisory fee                                                    $429,615
-----------------------------------------------------------------------
Administrative personnel and services fee                                    81,189
-----------------------------------------------------------------------
Custodian fees                                                               13,747
-----------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                     17,507
-----------------------------------------------------------------------
Directors'/Trustees' fees                                                     2,562
-----------------------------------------------------------------------
Auditing fees                                                                 8,601
-----------------------------------------------------------------------
Legal fees                                                                    2,470
-----------------------------------------------------------------------
Portfolio accounting fees                                                    30,502
-----------------------------------------------------------------------
Shareholder services fee                                                    268,509
-----------------------------------------------------------------------
Share registration costs                                                      7,869
-----------------------------------------------------------------------
Printing and postage                                                          5,155
-----------------------------------------------------------------------
Insurance premiums                                                            3,111
-----------------------------------------------------------------------
Taxes                                                                         4,026
-----------------------------------------------------------------------
Miscellaneous                                                                 1,464
-----------------------------------------------------------------------    --------
     Total expenses                                                         876,327
-----------------------------------------------------------------------
Waivers --
-----------------------------------------------------------------------
  Waiver of investment advisory fee                           $ (61,135)
-----------------------------------------------------------
  Waiver of shareholder services fee                           (204,067)
-----------------------------------------------------------   ---------
     Total waivers                                                         (265,202)
-----------------------------------------------------------------------    --------
          Net expenses                                                                    611,125
-----------------------------------------------------------------------------------    ----------
               Net investment income                                                    5,449,253
-----------------------------------------------------------------------------------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------
Net realized gain on investments                                                          502,919
-----------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                    4,021,433
-----------------------------------------------------------------------------------    ----------
     Net realized and unrealized gain on investments                                    4,524,352
-----------------------------------------------------------------------------------    ----------
          Change in net assets resulting from operations                               $9,973,605
-----------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)


FEDERATED INTERMEDIATE MUNICIPAL TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 SIX MONTHS
                                                                   ENDED
                                                                (UNAUDITED)
                                                                NOVEMBER 30,      YEAR ENDED
                                                                    1996         MAY 31, 1996
                                                                ------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------
Net investment income                                           $ 5,449,253      $  11,295,121
-------------------------------------------------------------
Net realized gain (loss) on investments ($502,919 net gain
and $3,670,810, net loss respectively, as computed for
federal tax purposes)                                               502,919            (96,242)
-------------------------------------------------------------
Net change in unrealized appreciation (depreciation)              4,021,433         (2,535,429)
-------------------------------------------------------------   -----------      -------------
     Change in net assets resulting from operations               9,973,605          8,663,450
-------------------------------------------------------------   -----------      -------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------
Distributions from net investment income                         (5,449,253)       (11,295,121)
-------------------------------------------------------------   -----------      -------------
SHARE TRANSACTIONS--
-------------------------------------------------------------
Proceeds from sale of shares                                     36,582,047         77,775,142
-------------------------------------------------------------
Net asset value of shares issued to shareholders in payment
of distributions declared                                           924,979          2,174,227
-------------------------------------------------------------
Cost of shares redeemed                                         (40,235,655)       (88,208,508)
-------------------------------------------------------------   -----------      -------------
     Change in net assets resulting from share transactions      (2,728,629)        (8,259,139)
-------------------------------------------------------------   -----------      -------------
          Change in net assets                                    1,795,723        (10,890,810)
-------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------
Beginning of period                                             218,393,876        229,284,686
-------------------------------------------------------------   -----------      -------------
End of period                                                   $220,189,599     $ 218,393,876
-------------------------------------------------------------   -----------      -------------


(See Notes which are an integral part of the Financial Statements)


FEDERATED INTERMEDIATE MUNICIPAL TRUST
FINANCIAL HIGHLIGHTS*
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            SIX MONTHS
                              ENDED
                           (UNAUDITED)
                           NOVEMBER 30,                                      YEAR ENDED MAY 31,
                           ------------    --------------------------------------------------------------------------------------
                               1996         1996      1995      1994      1993      1992      1991      1990      1989      1988
                           ------------    ------    ------    ------    ------    ------    ------    ------    ------    ------
NET ASSET VALUE,
BEGINNING OF PERIOD           $10.41       $10.55    $10.52    $10.74    $10.31    $10.09    $ 9.84    $ 9.81    $ 9.81    $ 9.83
--------------------------
INCOME FROM INVESTMENT
OPERATIONS
--------------------------
  Net investment income         0.27         0.53      0.54      0.52      0.56      0.59      0.63      0.64      0.64      0.62
--------------------------
  Net realized and
  unrealized gain (loss)
  on investments                0.22        (0.14)     0.03     (0.22)     0.43      0.22      0.25      0.03        --     (0.02)
--------------------------    ------        -----     -----     -----     -----     -----     -----     -----     -----     -----
Total from investment
operations                      0.49         0.39      0.57      0.30      0.99      0.81      0.88      0.67      0.64      0.60
--------------------------    ------        -----     -----     -----     -----     -----     -----     -----     -----     -----
LESS DISTRIBUTIONS
--------------------------
  Distributions from net
  investment income            (0.27)       (0.53)    (0.54)    (0.52)    (0.56)    (0.59)    (0.63)    (0.64)    (0.64)    (0.62)
--------------------------    ------        -----     -----     -----     -----     -----     -----     -----     -----     -----
NET ASSET VALUE, END OF
PERIOD                        $10.63       $10.41    $10.55    $10.52    $10.74    $10.31    $10.09    $ 9.84    $ 9.81    $ 9.81
--------------------------    ------        -----     -----     -----     -----     -----     -----     -----     -----     -----
TOTAL RETURN(B)                 4.73%        3.78%     5.67%     2.79%     9.80%     8.19%     9.22%     7.02%     6.77%     6.34%
--------------------------
RATIOS TO AVERAGE NET
ASSETS
--------------------------
  Expenses                      0.57%(a)     0.57%     0.59%     0.61%     0.48%     0.47%     0.49%     0.50%     0.48%     0.49%
--------------------------
  Net investment income         5.07%(a)     5.05%     5.23%     4.82%     5.27%     5.73%     6.32%     6.49%     6.56%     6.25%
--------------------------
  Expense waiver/
  reimbursement(c)              0.25%(a)     0.24%     0.00%     0.01%     0.14%     0.22%     0.30%     0.38%     0.39%     0.31%
--------------------------
SUPPLEMENTAL DATA
--------------------------
  Net assets, end of
  period (000 omitted)      $220,190       $218,394  $229,285  $302,663  $263,283  $173,702  $116,577  $95,738   $82,211   $91,195
--------------------------
  Portfolio turnover              24%          19%       11%        7%        3%        9%       43%       14%       25%      119%
--------------------------


* During the period from September 6, 1993, to December 21, 1994, the Fund offered two classes of shares, Institutional Shares and Institutional Service Shares. As of December 21, 1994, Institutional Service Shares ceased operations and the class designation for Institutional Shares was eliminated. The table above does not reflect Institutional Service Shares.

(a) Computed on an annualized basis.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


FEDERATED INTERMEDIATE MUNICIPAL TRUST
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------
(1) ORGANIZATION

Intermediate Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Intermediate Municipal Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At May 31, 1996, the Fund, for federal tax purposes, had a capital loss carryforward of $6,784,222, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to

FEDERATED INTERMEDIATE MUNICIPAL TRUST
--------------------------------------------------------------------------------

     shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

     EXPIRATION YEAR      EXPIRATION AMOUNT
     ---------------      -----------------
          1997              $   215,810
          1998              $   170,468
          2001              $   242,740
          2003              $ 2,484,394
          2004              $ 3,670,810


     Additionally, net capital losses of $104,832 attributable to security transactions incurred after October 31, 1995 were treated as arising on June 1, 1996 the first day of the Fund's taxable year.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER -- Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                                      SIX MONTHS ENDED
                                                                        NOVEMBER 30,       YEAR ENDED
                                                                            1996          MAY 31, 1996
                                                                      ----------------    -------------
                                                                           SHARES            SHARES
-------------------------------------------------------------------   ----------------    -------------
Shares sold                                                                  3,511,697        7,363,145
-------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared              88,346          205,536
-------------------------------------------------------------------
Shares redeemed                                                             (3,847,440)      (8,340,470)
-------------------------------------------------------------------   ----------------    -------------
  Net change resulting from share transactions                                (247,397)        (771,789)
-------------------------------------------------------------------   ----------------    -------------




FEDERATED INTERMEDIATE MUNICIPAL TRUST
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS--During the period ended November 30, 1996, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $65,850,000 and $53,000,000 respectively.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


FEDERATED INTERMEDIATE MUNICIPAL TRUST
--------------------------------------------------------------------------------

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1996, were as follows:

-------------------------------------------------------------------------------
Purchases                                                                         $52,149,140
-------------------------------------------------------------------------------   -----------
Sales                                                                             $56,024,104
-------------------------------------------------------------------------------   -----------

TRUSTEES                                 OFFICERS
-----------------------------------------------------------------------------
John F. Donahue                          John F. Donahue
Thomas G. Bigley                           Chairman
John T. Conroy, Jr.                      Glen R. Johnson
William J. Copeland                        President
James E. Dowd                            J. Christopher Donahue
Lawrence D. Ellis, M.D.                    Executive Vice President
Edward L. Flaherty, Jr.                  Edward C. Gonzales
Glen R. Johnson                            Executive Vice President
Peter E. Madden                          John W. McGonigle
Gregor F. Meyer                            Executive Vice President,
John E. Murray, Jr.                        Treasurer and Secretary
Wesley W. Posvar                         Richard B. Fisher
Marjorie P. Smuts                          Vice President
                                         S. Elliott Cohan
                                           Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.


--------------------------------------------------------------------------------
                                                                       FEDERATED
                                                                            OHIO
                                                                    INTERMEDIATE
                                                                 MUNICIPAL TRUST
--------------------------------------------------------------------------------

                                                              SEMI-ANNUAL REPORT
                                                                 TO SHAREHOLDERS
                                                               NOVEMBER 30, 1996


     FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------------
     Distributor
     A subsidiary of FEDERATED INVESTORS

     FEDERATED INVESTORS TOWER
     PITTSBURGH, PA 15222-3779

     Cusip 458810405                                  LOGO
     007148 (1/96)

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Ohio Intermediate Municipal Trust for the six-month period ended November 30, 1996. The report begins with an investment review, which is a brief commentary on the municipal market from the fund's portfolio manager. Following the investment review, you will find the fund's portfolio of investments and its financial statements.

The fund pursues monthly income that is free from federal income tax and Ohio personal income tax by investing in a portfolio of intermediate-term, investment grade securities issued by Ohio municipalities.*

Over the six-month reporting period, the fund achieved a total return of 4.94% through dividends totaling $0.24 per share and a 2% share price increase.** Total assets stood at $8.8 million at the period's end.

Thank you for your confidence in the double-tax-free earning power of Federated Ohio Intermediate Municipal Trust. We welcome your questions, comments, or suggestions.

Sincerely,

LOGO

Glen R. Johnson

President
January 15, 1997

 * Income may be subject to the federal alternative minimum tax.

** Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

At the end of the six month period ended November 30, 1996 the municipal yield curve remained considerably steeper than the Treasury yield curve. This was due mainly to supply and demand imbalances which exist along different segments of the maturity spectrum. Currently, the spread between bonds of 5 and 10 years in maturity is in excess of 50 basis points while the spread in the same maturity range of the Treasury yield curve is approximately 20 basis points. The ratio of "AAA" rated general obligation municipal bond yields to Treasury bond yields provides some indication as to the richness or cheapness of municipal bonds versus comparable maturity Treasury securities. This ratio has narrowed, or municipal bonds have become more expensive relative to Treasury securities, as a result of significant institutional interest (property and casualty insurance companies and commercial banks) in intermediate maturities.

Ohio's economy continued to perform very well. Ohio tax-exempt bonds traded 5 to 10 basis points richer than Pennsylvania or Michigan paper as a result of market supply and demand differences. The second half of 1996 became a better market environment for fixed income investors. The Federal Reserve Board (the "Fed") remained on hold, the economy was showing signs of slowing or providing at best moderate growth and inflation remained under control. As a result, yields trended lower into the winter of 1996 and have settled into a trading range around the 6.50% level. The municipal bond market experienced a considerable uptick in supply as rates fell during the second half of the year and finished approximately 14% ahead of last year's supply figures, mainly with the assistance of additional refunding activity. The presidential election ended quite favorably for the municipal market with the threat of major tax reform dying with the republican presidential candidates hopes for the White House. The major investment themes which characterize the municipal bond market include narrow credit spreads, a flat yield curve beyond the 15 year maturity range, the prevalence of bond insurance and uncertainty as to the Fed's next move. As a result of these conditions which currently exist in the marketplace, management is stressing credit quality and attempting to swap into higher quality credits with minimal yield give up. At this late stage of the business cycle it is important to pay attention to the trade off between risk and return. The traditionally higher yielding sectors of the municipal market (such as healthcare, housing, and electric utilities) have performed strongly this year as investors have chased yield and we are assessing our exposures to these sectors and making appropriate adjustments in the portfolio. Management intends to continue to maintain a neutral duration target relative to our peer group until the markets direction becomes clearer. We feel that structure will continue to be an important aspect of performance in 1997 so particular attention must be paid to call protection, coupon and convexity. Institutional buying (property and casualty insurance companies and commercial banks) has been strong in the intermediate part of the yield curve which has resulted in making intermediate maturity municipal bonds expensive relative to longer maturity municipal bonds.


The fund's performance over the past six months reflects the funds' intermediate maturity and duration position relative to the funds' peer group. The funds' total return was 4.94% for the period June 1, 1996 to November 30, 1996.* The concentration of high coupon premium bonds in the portfolio helped to dampen net asset value volatility over the period. However, the fund is managed predominately for tax-exempt income and posted a 30-day distribution rate of 4.71% as of November 30, 1996, which is comparable to a tax-equivalent yield of 7.80%, assuming a top marginal tax rate of 39.6%. The fund's 30-day SEC yield for the period ended November 30, 1996 was 4.73%.*

* Performance quoted represents past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than their original cost.


FEDERATED OHIO INTERMEDIATE MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL                                                                   CREDIT
 AMOUNT                                                                     RATING*       VALUE
---------      ----------------------------------------------------------   -------    -----------
INTERMEDIATE-TERM MUNICIPAL SECURITIES--97.6%
-------------------------------------------------------------------------
               OHIO--95.3%
               ----------------------------------------------------------
$200,000       Akron, OH, Various Purpose LT GO, 5.50% (MBIA INS),
               12/1/2005                                                      AAA      $   212,166
               ----------------------------------------------------------
 400,000       Clermont County, OH , Hospital Facilities Refunding &
               Revenue Bonds (Series B), 5.00% (Mercy Health
               Systems)/(AMBAC INS)/(Original Issue Yield: 5.15%),
               9/1/2006                                                       AAA          403,972
               ----------------------------------------------------------
 200,000       Cleveland, OH Airport System, Revenue Bonds (Series A),
               5.40% (FGIC INS)/(Original Issue Yield: 5.55%), 1/1/2004       AAA          209,146
               ----------------------------------------------------------
 250,000       Cleveland, OH, LT GO Bonds, 6.00% (MBIA INS)/(Original
               Issue Yield: 6.10%), 11/15/2004                                AAA          273,367
               ----------------------------------------------------------
 500,000       Columbus, OH Municipal Airport Authority, Revenue Bonds,
               5.55% (Port Columbus International Airport)/(MBIA
               INS)/(Original Issue Yield: 5.65%), 1/1/2004                   AAA          525,965
               ----------------------------------------------------------
 100,000       Columbus, OH Water System, Revenue Refunding Bonds,
               6.375%, 11/1/2010                                              AA-          106,067
               ----------------------------------------------------------
 150,000       Columbus, OH, LT GO Bonds, 5.50% (Original Issue Yield:
               5.55%), 5/15/2004                                              AA+          159,855
               ----------------------------------------------------------
 250,000       Franklin County, OH Mortgage Revenue, Mortgage Revenue
               Bonds, 5.875% (Seton Square North, OH)/(FHA GTD)/(Original
               Issue Yield: 6.00%), 10/1/2004                                 Aa           260,730
               ----------------------------------------------------------
 300,000       Franklin County, OH, Hospital Refunding & Improvement
               Revenue Bonds (1996 Series A), 5.20% (Children's
               Hospital)/(Original Issue Yield: 5.30%), 11/1/2004             Aa           307,422
               ----------------------------------------------------------
 400,000       Franklin County, OH, Hospital Revenue Bonds (Series 1996),
               5.50% (Holy Cross Health System Corp.), 6/1/2004               AA           419,268
               ----------------------------------------------------------
 500,000       Hamilton County, OH Hospital Facilities Authority,
               Refunding Revenue Bonds (Series 1992), 6.80% (Episcopal
               Retirement Homes, Inc.)/(Fifth Third Bank, Cincinnati
               LOC), 1/1/2008                                                 Aa2          533,535
               ----------------------------------------------------------



FEDERATED OHIO INTERMEDIATE MUNICIPAL TRUST
--------------------------------------------------------------------------------

PRINCIPAL                                                                   CREDIT
 AMOUNT                                                                     RATING*       VALUE
---------      ----------------------------------------------------------   -------    -----------
INTERMEDIATE-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------
               OHIO--CONTINUED
               ----------------------------------------------------------
$490,000       Hamilton County, OH Hospital Facilities Authority, Revenue
               Refunding Bonds (Series A), 5.50% (Bethesda Hospital,
               OH)/(Original Issue Yield: 5.65%), 1/1/2000                     A       $   504,107
               ----------------------------------------------------------
 155,000       Huron County, OH, LT GO Correctional Facility Bonds, Issue
               I, 5.30% (MBIA INS), 12/1/2006                                 AAA          161,914
               ----------------------------------------------------------
 100,000       Kings Local School District, OH, UT GO Bonds, 6.25%,
               12/1/2001                                                      NR           108,091
               ----------------------------------------------------------
 100,000       Kings Local School District, OH, UT GO Bonds, 6.50%,
               12/1/2003                                                      NR           111,206
               ----------------------------------------------------------
 300,000       Miami County, OH, Hospital Facilities Revenue Refunding &
               Improvement Bonds (Series 1996B), 5.20% (Upper Valley
               Medical Center, OH)/(MBIA INS)/(Original Issue Yield:
               5.30%), 5/15/2004                                              AAA          310,584
               ----------------------------------------------------------
 150,000       Miami Valley Regional Transit Authority, OH, LT GO Bonds,
               5.40%, 12/1/2004                                                A           157,602
               ----------------------------------------------------------
 300,000       Muskingum County, OH, (Series 1995) Hospital Facilities
               Refunding Revenue Bonds, 5.10% (Franciscan Sisters of
               Christian Charity HealthCare Ministry, Inc.)/(Connie Lee
               INS)/(Original Issue Yield: 5.30%), 2/15/2006                  AAA          305,049
               ----------------------------------------------------------
 150,000       North Canton OH City School District, LT GO Energy
               Conservation Bonds, 5.50%, 12/1/2003                            A           157,640
               ----------------------------------------------------------
 300,000       Ohio Enterprise Bond Fund, (Series 1995-3) State Economic
               Development Revenue Bonds, 5.60% (Smith Steelite),
               12/1/2003                                                      A-           306,615
               ----------------------------------------------------------
 150,000       Ohio HFA, Residential Mortgage Revenue Bonds (Series A-1),
               5.40% (GNMA COL), 3/1/2004                                     AAA          154,208
               ----------------------------------------------------------
 590,000       Ohio HFA, Residential MortgageRevenue Bonds (Series B-1),
               5.80% (GNMA COL), 9/1/2005                                     AAA          607,482
               ----------------------------------------------------------
 400,000       Ohio State Building Authority, State Correctional
               Facilities Revenue Refunding Bonds, Series A, 5.80%
               (Original Issue Yield: 5.95%), 10/1/2006                       A+           431,276
               ----------------------------------------------------------



FEDERATED OHIO INTERMEDIATE MUNICIPAL TRUST
--------------------------------------------------------------------------------

PRINCIPAL                                                                   CREDIT
 AMOUNT                                                                     RATING*       VALUE
---------      ----------------------------------------------------------   -------    -----------
INTERMEDIATE-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------
               OHIO--CONTINUED
               ----------------------------------------------------------
$350,000       Ohio State Turnpike Commission, Revenue Bonds (Series A),
               6.00% (FSA INS), 2/15/2005                                     AAA      $   381,045
               ----------------------------------------------------------
 250,000       Ohio State, UT GO Bonds, 5.60% (Original Issue Yield:
               5.65%), 8/1/2002                                               AA           266,175
               ----------------------------------------------------------
 250,000       Olentangy, OH Local School District, UT GO Bonds (Series
               A), 5.60% (Original Issue Yield: 5.70%), 12/1/2004             AA-          266,498
               ----------------------------------------------------------
 195,000       Stow, OH, LT GO Safety Center Construction Bonds, 7.75%,
               12/1/2003                                                      A1           232,268
               ----------------------------------------------------------
 260,000       Summit County, OH, LT Various Purpose GO Bonds, 5.75%
               (AMBAC INS), 12/1/2005                                         AAA          281,146
               ----------------------------------------------------------
 200,000       Toledo, OH Sewer System, Revenue Bonds, 5.75% (AMBAC
               INS)/(Original Issue Yield: 5.85%), 11/15/2005                 AAA          217,114
               ----------------------------------------------------------              -----------
               Total                                                                     8,371,513
               ----------------------------------------------------------              -----------
               VIRGIN ISLANDS--2.3%
               ----------------------------------------------------------
 200,000       Virgin Islands HFA, SFM Revenue Refunding Bonds (Series
               A), 5.70% (GNMA COL), 3/1/2004                                 AAA          204,822
               ----------------------------------------------------------              -----------
               TOTAL INTERMEDIATE-TERM MUNICIPAL SECURITIES
               (IDENTIFIED COST $8,234,613)                                              8,576,335
               ----------------------------------------------------------              -----------
SHORT-TERM MUNICIPAL SECURITIES--4.6%
-------------------------------------------------------------------------
               PUERTO RICO--4.6%
               ----------------------------------------------------------
 400,000       Puerto Rico Government Development Bank Weekly VRDNs
               (Credit Suisse, Zurich LOC)                                    AA+          400,000
               ----------------------------------------------------------              -----------
               TOTAL SHORT-TERM MUNICIPAL SECURITIES
               (AT AMORTIZED COST)                                                         400,000
               ----------------------------------------------------------              -----------
               TOTAL INVESTMENTS (IDENTIFIED COST $8,634,613)(a)                       $ 8,976,335
               ----------------------------------------------------------              -----------


(a) The cost of investments for federal tax purposes amounts to $8,634,613. The net unrealized appreciation of investments on a federal tax basis amounts to $341,722 which is comprised of $346,164 appreciation and $4,442 depreciation at November 30, 1996.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings.


FEDERATED OHIO INTERMEDIATE MUNICIPAL TRUST
--------------------------------------------------------------------------------

Note: The categories of investments are shown as a percentage of net assets
      ($8,782,899) at November 30, 1996.

The following acronyms are used throughout this portfolio:

AMBAC  -- American Municipal Bond Assurance Corporation
COL    -- Collateralized
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Administration
FSA    -- Financial Security Assurance
GNMA   -- Government National Mortgage Association
GO     -- General Obligation
GTD    -- Guaranty
HFA    -- Housing Finance Authority
INS    -- Insured
LOC    -- Letter of Credit
LT     -- Limited Tax
MBIA   --Municipal Bond Investors Assurance
SFM    -- Single Family Mortgage
UT     -- Unlimited Tax
VRDNs  -- Variable Rate Demand Notes


(See Notes which are an integral part of the Financial Statements)


FEDERATED OHIO INTERMEDIATE MUNICIPAL TRUST
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost
$8,634,613)                                                                          $8,976,335
---------------------------------------------------------------------------------
Cash                                                                                     43,358
---------------------------------------------------------------------------------
Income receivable                                                                       149,749
---------------------------------------------------------------------------------
Prepaid expenses                                                                         46,878
---------------------------------------------------------------------------------
Deferred expenses                                                                         7,223
---------------------------------------------------------------------------------    ----------
     Total assets                                                                     9,223,543
---------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------
Payable for investments purchased                                        $398,138
----------------------------------------------------------------------
Payable for shares redeemed                                                 8,785
----------------------------------------------------------------------
Income distribution payable                                                33,721
----------------------------------------------------------------------   --------
     Total liabilities                                                                  440,644
---------------------------------------------------------------------------------    ----------
Net Assets for 879,104 shares outstanding                                            $8,782,899
---------------------------------------------------------------------------------    ----------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------
Paid in capital                                                                      $8,667,709
---------------------------------------------------------------------------------
Net unrealized appreciation of investments                                              341,722
---------------------------------------------------------------------------------
Accumulated net realized loss on investments                                           (226,532)
---------------------------------------------------------------------------------    ----------
     Total Net Assets                                                                $8,782,899
---------------------------------------------------------------------------------    ----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------
$8,782,899 / 879,104 shares outstanding                                                   $9.99
---------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)


FEDERATED OHIO INTERMEDIATE MUNICIPAL TRUST
STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------
Interest                                                                                    $223,449
----------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------
Investment advisory fee                                                         $ 21,312
----------------------------------------------------------------------------
Administrative personnel and services fee                                         62,672
----------------------------------------------------------------------------
Custodian fees                                                                     8,884
----------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                           9,141
----------------------------------------------------------------------------
Directors'/Trustees' fees                                                          1,586
----------------------------------------------------------------------------
Auditing fees                                                                      8,296
----------------------------------------------------------------------------
Legal fees                                                                         1,281
----------------------------------------------------------------------------
Portfolio accounting fees                                                         24,927
----------------------------------------------------------------------------
Shareholder services fee                                                          10,656
----------------------------------------------------------------------------
Share registration costs                                                           8,723
----------------------------------------------------------------------------
Printing and postage                                                               5,307
----------------------------------------------------------------------------
Insurance premiums                                                                 1,830
----------------------------------------------------------------------------
Taxes                                                                                122
----------------------------------------------------------------------------
Miscellaneous                                                                      7,503
----------------------------------------------------------------------------    --------
    Total expenses                                                               172,240
----------------------------------------------------------------------------
Waivers and reimbursements --
----------------------------------------------------------------------------
  Waiver of investment advisory fee                                $ (21,312)
----------------------------------------------------------------
  Waiver of shareholder services fee                                  (6,393)
----------------------------------------------------------------
  Reimbursement of other operating expenses                         (125,165)
----------------------------------------------------------------   ---------
    Total waivers and reimbursements                                            (152,870)
----------------------------------------------------------------------------    --------
         Net expenses                                                                         19,370
----------------------------------------------------------------------------------------    --------
              Net investment income                                                          204,079
----------------------------------------------------------------------------------------    --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------
Net realized loss on investments                                                             (20,892)
----------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                         234,263
----------------------------------------------------------------------------------------    --------
    Net realized and unrealized gain on investments                                          213,371
----------------------------------------------------------------------------------------    --------
         Change in net assets resulting from operations                                     $417,450
----------------------------------------------------------------------------------------    --------


(See Notes which are an integral part of the Financial Statements)


FEDERATED OHIO INTERMEDIATE MUNICIPAL TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          SIX MONTHS ENDED
                                                             (UNAUDITED)         YEAR ENDED
                                                          NOVEMBER 30, 1996     MAY 31, 1996
                                                          -----------------     ------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------
OPERATIONS--
------------------------------------------------------
Net investment income                                        $   204,079        $   343,551
------------------------------------------------------
Net realized gain (loss) on investments ($20,892 net
loss and $14,757 net gain respectively, as computed
for federal tax purposes)                                        (20,892)            47,388
------------------------------------------------------
Net change in unrealized appreciation (depreciation)             234,263           (101,917)
------------------------------------------------------       -----------         ----------
     Change in net assets resulting from operations              417,450            289,022
------------------------------------------------------       -----------         ----------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------
Distributions from net investment income                        (204,079)          (343,551)
------------------------------------------------------       -----------         ----------
SHARE TRANSACTIONS--
------------------------------------------------------
Proceeds from sale of shares                                   2,833,312         10,235,445
------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                                 45,773             75,252
------------------------------------------------------
Cost of shares redeemed                                       (2,684,834)        (8,487,981)
------------------------------------------------------       -----------         ----------
     Change in net assets resulting from share
     transactions                                                194,251          1,822,716
------------------------------------------------------       -----------         ----------
          Change in net assets                                   407,622          1,768,187
------------------------------------------------------
NET ASSETS:
------------------------------------------------------
Beginning of period                                            8,375,277          6,607,090
------------------------------------------------------       -----------         ----------
End of period                                                $ 8,782,899        $ 8,375,277
------------------------------------------------------       -----------         ----------


(See Notes which are an integral part of the Financial Statements)


FEDERATED OHIO INTERMEDIATE MUNICIPAL TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                SIX MONTHS
                                                  ENDED
                                               (UNAUDITED)                YEAR ENDED MAY 31,
                                               NOVEMBER 30,       -----------------------------------
                                                   1995            1996         1995          1994(a)
                                               ------------       ------       ------         -------
NET ASSET VALUE, BEGINNING OF PERIOD               $9.75           $9.79        $9.53         $10.00
---------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------
  Net investment income                             0.24            0.47         0.47           0.22
---------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                       0.24           (0.04)        0.26          (0.47)
---------------------------------------------      -----           -----        -----         ------
  Total from investment operations                  0.48            0.43         0.73          (0.25)
---------------------------------------------      -----           -----        -----         ------
LESS DISTRIBUTIONS
---------------------------------------------
  Distributions from net investment income         (0.24)          (0.47)       (0.47)         (0.22)
---------------------------------------------      -----           -----        -----         ------
NET ASSET VALUE, END OF PERIOD                     $9.99           $9.75        $9.79          $9.53
---------------------------------------------      -----           -----        -----         ------
TOTAL RETURN (b)                                    4.94%           4.41%        7.98%         (2.52%)
---------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------
  Expenses                                          0.45%*          0.45%*       0.45%          0.24%*
---------------------------------------------
  Net investment income                             4.79%*          4.78%*       5.05%          4.69%*
---------------------------------------------
  Expense waiver/reimbursement (c)                  3.59%*          4.08%*(d)    4.80%(d)       3.07%*
---------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------
  Net assets, end of period (000 omitted)         $8,783          $8,375       $6,607         $3,379
---------------------------------------------
  Portfolio turnover                                  18%             46%          56%            48%
---------------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from December 2, 1993 (date of initial public investment) to May 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) For the years ended May 31, 1996, and May 31, 1995, the adviser waived $35,966 and $26,346, respectively, of the investment advisory fee, which represents 0.50% and 0.50% of average net assets, and the adviser reimbursed other operating expenses of $128,177 and $115,674, respectively, which represents 1.78% and 2.20% of average net assets, to comply with certain state expense limitations. The remainder of the waiver reimbursement is voluntary. The expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


FEDERATED OHIO INTERMEDIATE MUNICIPAL TRUST
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Intermediate Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Ohio Intermediate Municipal Trust (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS -- Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At May 31, 1996, the Fund, for federal tax purposes, had a capital loss carryforward of $193,820, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:


FEDERATED OHIO INTERMEDIATE MUNICIPAL TRUST
--------------------------------------------------------------------------------

     EXPIRATION YEAR      EXPIRATION AMOUNT
     ---------------      -----------------
           2003               $ 179,063
           2004               $  14,757


     Additionally, net capital losses of $11,820 attributable to security transactions incurred after October 31, 1995 are treated as arising on the first day of the Fund's next taxable year.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES -- The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER -- Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                          SIX MONTHS ENDED       YEAR ENDED
                                                          NOVEMBER 30, 1996     MAY 31, 1996
                                                          -----------------     ------------
------------------------------------------------------
Shares sold                                                     289,983           1,037,604
------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                            4,666               7,616
------------------------------------------------------
Shares redeemed                                                (274,723)           (861,086)
------------------------------------------------------         --------            ---------
  Net change resulting from share transactions                   19,926             184,134
------------------------------------------------------         --------            ---------


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets.



FEDERATED OHIO INTERMEDIATE MUNICIPAL TRUST
--------------------------------------------------------------------------------

The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES -- Organizational expenses of $55,182 were borne initially by Adviser. The Fund has agreed to reimburse Adviser for the organizational expenses during the five year period following effective date. For the period ended November 30, 1996, the Fund paid $13,182 pursuant to this agreement.

INTERFUND TRANSACTIONS -- During the period ended November 30, 1996, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $1,000,000 and $700,000, respectively.

GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


FEDERATED OHIO INTERMEDIATE MUNICIPAL TRUST
--------------------------------------------------------------------------------

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1996, were as follows:

--------------------------------------------------------------------------------
Purchases                                                                          $1,519,590
--------------------------------------------------------------------------------   ----------
Sales                                                                              $1,780,180
--------------------------------------------------------------------------------   ----------


(6) CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at November 30, 1996, 49.8% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 16.5% of total investments.

TRUSTEES                                        OFFICERS
--------------------------------------------------------------------------------
John F. Donahue                                 John F. Donahue
Thomas G. Bigley                                  Chairman
John T. Conroy, Jr.                             Glen R. Johnson
William J. Copeland                               President
James E. Dowd                                   J. Christopher Donahue
Lawrence D. Ellis, M.D.                           Executive Vice President
Edward L. Flaherty, Jr.                         Edward C. Gonzales
Glen R. Johnson                                   Executive Vice President
Peter E. Madden                                 John W. McGonigle
Gregor F. Meyer                                   Executive Vice President,
John E. Murray, Jr.                               Treasurer and Secretary
Wesley W. Posvar                                Richard B. Fisher
Marjorie P. Smuts                                 Vice President
                                                S. Elliott Cohan
                                                  Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.



-------------------------------------------------------------------------------
                                                                       FEDERATED
                                                                    PENNSYLVANIA
                                                                    INTERMEDIATE
                                                                 MUNICIPAL TRUST

--------------------------------------------------------------------------------
                                                              SEMI-ANNUAL REPORT
                                                                 TO SHAREHOLDERS
                                                               NOVEMBER 30, 1996

      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS
      FEDERATED INVESTORS TOWER
      PITTSBURGH, PA 15222-3779

      Cusip 458810306
      007147 (1/97)

                                             -----------------------------------

                                             -----------------------------------

                                             -----------------------------------

                                             -----------------------------------

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present you with the Semi-Annual Report to Shareholders for Federated Pennsylvania Intermediate Municipal Trust for the six-month period ended November 30, 1996. The report begins with an investment review, which is a brief commentary on the municipal market from the fund's portfolio manager. Following the investment review, you will find the fund's portfolio of investments and its financial statements.

The fund pursues monthly income that is free from federal income tax and Pennsylvania personal income tax by investing in a portfolio of intermediate-term securities issued by Pennsylvania municipalities.*

Over the six-month reporting period, the fund achieved a total return of 5.37% through dividends totaling $0.24 per share and a 3% share price increase.** Total assets stood at $16.0 million at the period's end.

Thank you for your confidence in the double-tax-free earning power of Federated Pennsylvania Intermediate Municipal Trust. We will continue to keep you up-to-date on the fund's performance, and we welcome your questions, comments, or suggestions.

Sincerely,

LOGO
Glen R. Johnson

President
January 15, 1997

 * Income may be subject to the federal alternative minimum tax.

** Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.



INVESTMENT REVIEW
--------------------------------------------------------------------------------

At the end of the six month period ended November 30, 1996 the municipal yield curve remained considerably steeper than the Treasury yield curve. This was due mainly to supply and demand imbalances which exist along different segments of the maturity spectrum. Currently, the spread between bonds of 5 and 10 years in maturity is in excess of 50 basis points while the spread in the same maturity range of the Treasury yield curve is approximately 20 basis points. The ratio of "AAA" rated general obligation municipal bond yields to Treasury bond yields provides some indication as to the richness or cheapness of municipal bonds versus comparable maturity Treasury securities. This ratio has narrowed, or municipal bonds have become more expensive relative to Treasury securities, as a result of significant institutional interest (property and casualty insurance companies and commercial banks) in intermediate maturities.

Pennsylvania tax-exempt bonds continued to trade 10 to 15 basis points cheaper than Ohio or Michigan paper as a result of credit quality and market supply differences. The second half of 1996 became a better market environment for fixed income investors. The Federal Reserve Board (the "Fed") remained on hold, the economy was showing signs of slowing or providing at best moderate growth and inflation remained under control. As a result, yields trended lower into the winter of 1996 and have settled into a trading range around the 6.50% level. The municipal bond market experienced a considerable uptick in supply as rates fell during the second half of the year and finished approximately 14% ahead of last year's supply figures, mainly with the assistance of additional refunding activity. The presidential election ended quite favorably for the municipal market with the threat of major tax reform dying with the republican presidential candidates hopes for the White House. The major investment themes which characterize the municipal bond market include narrow credit spreads, a flat yield curve beyond the 15 year maturity range, the prevalence of bond insurance and uncertainty as to the Fed's next move. As a result of these conditions which currently exist in the marketplace, management is stressing credit quality and attempting to swap into higher quality credits with minimal yield give up. At this late stage of the business cycle it is important to pay attention to the trade off between risk and return. The traditionally higher yielding sectors of the municipal market (such as healthcare, housing, and electric utilities) have performed strongly this year as investors have chased yield and we are assessing our exposures to these sectors and making appropriate adjustments in the portfolio. We feel that structure will continue to be an important aspect of performance in 1997 so particular attention must be paid to call protection, coupon and convexity.

The fund's performance over the past six months reflects the fund's intermediate maturity and duration position relative to the fund's peer group. The fund's total return was 5.37% for the period from June 1, 1996 to November 30, 1996.* The concentration of high coupon premium bonds in the portfolio helped to dampen net asset value volatility over the period. However, the fund is managed predominately for tax-exempt income and posted a 30 day-distribution rate of 4.87% as of November 30, 1996, which is comparable to a tax-equivalent yield of 8.06%, assuming a top marginal tax rate of 39.6%. The Fund's 30-day SEC yield for the period ended November 30, 1996, was 4.53%.*

* Performance quoted represents past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL                                                                   CREDIT
 AMOUNT                                                                    RATING*      VALUE
---------     ----------------------------------------------------------   --------  -----------
 INTERMEDIATE-TERM MUNICIPAL SECURITIES--98.6%
------------------------------------------------------------------------
              PENNSYLVANIA--96.9%
              ----------------------------------------------------------
$350,000      Allegheny County, PA HDA, Hospital Revenue Bonds (Series
              A), 5.45% (Allegheny General Hospital)/(MBIA INS)/
              (Original Issue Yield: 5.55%), 9/1/2004                        AAA     $   368,028
              ----------------------------------------------------------
 300,000      Allegheny County, PA HDA, Revenue Bonds (Series A), 5.90%
              (South Hills Health System)/(Original Issue Yield: 6.00%),
              5/1/2003                                                        A          316,515
              ----------------------------------------------------------
 300,000      Allegheny County, PA HDA, Revenue Bonds (Series A), 6.00%
              (South Hills Health System)/(Original Issue Yield: 6.10%),
              5/1/2004                                                       AAA         317,256
              ----------------------------------------------------------
 500,000      Allegheny County, PA, Airport Revenue Bonds (Series A),
              5.30% (Pittsburgh International Airport)/(MBIA INS)/
              (Original Issue Yield: 5.35%), 1/1/2003                        AAA         515,705
              ----------------------------------------------------------
 100,000      Allegheny County, PA, UT GO Bonds (Series C-39), 6.00%
              (AMBAC INS)/(Original Issue Yield: 6.098%), 5/1/2012           AAA         104,775
              ----------------------------------------------------------
 100,000      Allegheny County, PA, UT GO Bonds, 5.40% (MBIA INS)/
              (Original Issue Yield: 5.50%), 9/15/2005                       AAA         104,750
              ----------------------------------------------------------
 100,000      Altoona, PA Area School District, UT GO Bonds, 5.35%
              (FGIC INS)/(Original Issue Yield: 5.40%), 1/15/2004            AAA         104,725
              ----------------------------------------------------------
 100,000      Altoona, PA City Authority, Water Revenue Bonds, 5.60%
              (FGIC INS)/(Original Issue Yield: 5.699%), 11/1/2004           AAA         106,881
              ----------------------------------------------------------
 490,000      Ben Avon Borough,PA, GO Bonds, Series 1996, 4.95%,
              2/1/2005                                                        NR         498,036
              ----------------------------------------------------------
 150,000      Berks County, PA Municipal Authority, Hospital Revenue
              Bonds, 5.40% (Reading Hospital & Medical Center)/
              (MBIA INS)/(Original Issue Yield: 5.45%), 10/1/2004            AAA         157,309
              ----------------------------------------------------------
 100,000      Berks County, PA Municipal Authority, Hospital Revenue
              Bonds, 5.60% (Reading Hospital & Medical Center)/
              (MBIA INS)/(Original Issue Yield: 5.65%), 10/1/2006            AAA         106,168
              ----------------------------------------------------------



FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST
--------------------------------------------------------------------------------

PRINCIPAL                                                                   CREDIT
 AMOUNT                                                                    RATING*      VALUE
---------     ----------------------------------------------------------   --------  -----------
INTERMEDIATE-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
              PENNSYLVANIA--CONTINUED
              ----------------------------------------------------------
$150,000      Cambria County, PA, UT GO (Series A), 5.40% (FGIC INS)/
              (Original Issue Yield: 5.50%), 8/15/2004                       AAA     $   158,053
              ----------------------------------------------------------
 100,000      Central Bucks, PA School District, UT GO Bonds, 5.40%
              (FGIC INS), 5/15/2003                                          AAA         103,069
              ----------------------------------------------------------
 100,000      Central Bucks, PA School District, UT GO Bonds, 6.00%,
              11/15/2003                                                      Aa         109,158
              ----------------------------------------------------------
 300,000      Chester County, PA HEFA, Hospital Revenue Bonds (Series
              1996A), 5.20% (Chester County Hospital, PA)/
              (MBIA INS)/(Original Issue Yield: 5.35%), 7/1/2004             AAA         311,115
              ----------------------------------------------------------
 100,000      Commonwealth of Pennsylvania, UT GO Bonds (Second Series
              A), 6.30% (MBIA INS)/(Original Issue Yield: 6.35%),
              11/1/2002                                                      AAA         109,659
              ----------------------------------------------------------
 100,000      Commonwealth of Pennsylvania, UT GO Bonds (Series A),
              6.50% (Original Issue Yield: 6.60%), 11/15/2010                AA-         108,355
              ----------------------------------------------------------
 145,000      Commonwealth of Pennsylvania, UT GO Refunding Bonds (First
              Series), 5.30%, 5/1/2004                                       AA-         151,641
              ----------------------------------------------------------
 150,000      Dauphin County, PA, Revenue Bonds, 6.00% (MBIA INS),
              6/1/2002                                                       AAA         157,527
              ----------------------------------------------------------
 150,000      Dauphin County, PA, Revenue Bonds, 6.10% (MBIA INS),
              6/1/2003                                                       AAA         157,947
              ----------------------------------------------------------
 345,000      Delaware County Authority, PA, (Series 1995) College
              Revenue Bonds, 5.30% (Neumann College)/
              (Connie Lee INS)/(Original Issue Yield: 5.40%), 10/1/2007      AAA         350,327
              ----------------------------------------------------------
 300,000      Delaware County Authority, PA, Hospital Revenue Bonds,
              5.90% (Riddle Memorial Hospital)/(Original Issue Yield:
              6.10%), 1/1/2002                                                A-         313,215
              ----------------------------------------------------------
 500,000      Dover, PA Area School District, UT GO Bonds (Series 1996),
              5.30% (AMBAC INS), 4/1/2005                                    AAA         520,990
              ----------------------------------------------------------
 125,000      Eastern York, PA School District, UT GO Bonds, 5.55%
              (MBIA INS), 6/1/2003                                           AAA         132,151
              ----------------------------------------------------------



FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST
--------------------------------------------------------------------------------

PRINCIPAL                                                                   CREDIT
 AMOUNT                                                                    RATING*      VALUE
---------     ----------------------------------------------------------   --------  -----------
INTERMEDIATE-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
              PENNSYLVANIA--CONTINUED
              ----------------------------------------------------------
$100,000      Elizabethtown, PA Area School District, UT GO Bonds,
              5.45%, 2/15/2004                                                A      $   101,918
              ----------------------------------------------------------
 205,000      Fayette County, PA Hospital Authority, Healthcare Facility
              Revenue Bonds (Series 1996A), 5.35% (Mount Macrina
              Manor)/(National City, Pennsylvania LOC), 9/1/2006              A-         207,038
              ----------------------------------------------------------
 220,000      Fayette County, PA Hospital Authority, Healthcare Facility
              Revenue Bonds (Series 1996A), 5.45% (Mount Macrina
              Manor)/(National City, Pennsylvania LOC), 9/1/2007              A-         222,180
              ----------------------------------------------------------
 230,000      Fayette County, PA Hospital Authority, Healthcare Facility
              Revenue Bonds (Series 1996A), 5.55% (Mount Macrina
              Manor)/(National City, Pennsylvania LOC), 9/1/2008              A-         232,272
              ----------------------------------------------------------
 500,000      Fayette County, PA Hospital Authority, Hospital Revenue
              Bonds (Series 1996A), 5.20% (Uniontown Hospital)/
              (Connie Lee INS)/(Original Issue Yield: 5.30%), 6/15/2004      AAA         508,720
              ----------------------------------------------------------
 125,000      Franklin Park Boro, PA, GO Bonds, 5.50% (AMBAC INS),
              11/1/2004                                                      AAA         133,376
              ----------------------------------------------------------
 500,000      Indiana County, PA Hospital Authority, Revenue
              Refunding Bonds (Series B), 6.20% (Indiana Hospital, PA)/
              (Connie Lee INS)/(Original Issue Yield: 6.30%), 7/1/2006       AAA         540,580
              ----------------------------------------------------------
 350,000      Lehigh County, PA General Purpose Authority, General
              Purpose Authority Hospital Revenue Bonds, 5.30%
              (Lehigh Valley Hospital Inc.)/(MBIA INS)/(Original Issue
              Yield: 5.40%), 7/1/2005                                        AAA         363,682
              ----------------------------------------------------------
 575,000      Lehigh County, PA General Purpose Authority, Hospital
              Refunding Revenue Bonds (Series 1996A), 5.25% (Muhlenberg
              Hospital Center)/(Original Issue Yield: 5.30%), 7/15/2004       A          584,355
              ----------------------------------------------------------
 325,000      Lower Dauphin, PA School District, UT GO Bonds,
              5.75% (AMBAC INS)/(United States Treasury PRF),
              3/15/2000 (@100)                                               AAA         340,581
              ----------------------------------------------------------
 310,000      Luzerne County, PA Flood Protection Authority, UT GO
              Bonds, 5.00% (MBIA INS)/(Original Issue Yield: 5.15%),
              7/15/2006                                                      AAA         316,758
              ----------------------------------------------------------



FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST
--------------------------------------------------------------------------------

PRINCIPAL                                                                   CREDIT
 AMOUNT                                                                    RATING*      VALUE
---------     ----------------------------------------------------------   --------  -----------
INTERMEDIATE-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
              PENNSYLVANIA--CONTINUED
              ----------------------------------------------------------
$330,000      McKeesport, PA Area School District, UT GO Bonds (Series
              A), 5.40% (FSA INS)/(Original Issue Yield: 5.50%),
              10/1/2006                                                      AAA     $   346,550
              ----------------------------------------------------------
 180,000      North Penn, PA Water Authority, Revenue Bonds, 5.80% (FGIC
              INS)/(Original Issue Yield: 5.85%), 11/1/2005                  AAA         191,925
              ----------------------------------------------------------
 110,000      North Penn, PA Water Authority, Revenue Bonds, 6.10% (FGIC
              INS), 11/1/2003                                                AAA         120,358
              ----------------------------------------------------------
 500,000      Northeastern, PA Hospital & Education Authority, Health
              Care Revenue Bonds (Series 1994 A), 6.10% (Wyoming Valley
              Health Care, PA)/(AMBAC INS)/(Original Issue Yield:
              6.25%), 1/1/2003                                               AAA         540,295
              ----------------------------------------------------------
 150,000      Penn Trafford, PA School District, UT GO Bonds, 5.55%
              (MBIA INS), 5/1/2006                                           AAA         157,761
              ----------------------------------------------------------
 100,000      Pennsylvania HFA, SFM Revenue Bonds (Series 38), 5.30%,
              4/1/2003                                                        AA         102,085
              ----------------------------------------------------------
 100,000      Pennsylvania HFA, SFM Revenue Bonds (Series 41-B), 5.90%,
              10/1/2005                                                       AA         102,691
              ----------------------------------------------------------
 100,000      Pennsylvania HFA, SFM Revenue Bonds (Series 42), 5.90%,
              10/1/2004                                                       AA         102,973
              ----------------------------------------------------------
 345,000      Pennsylvania HFA, SFM Revenue Bonds (Series 43), 6.35%,
              4/1/2001                                                        AA         358,955
              ----------------------------------------------------------
 500,000      Pennsylvania Intergovernmental Coop Authority, Special Tax
              Revenue Refunding Bonds, Philadelphia Funding Program,
              5.20% (FGIC INS)/(Original Issue Yield: 5.32%), 6/15/2007      AAA         510,360
              ----------------------------------------------------------
 125,000      Pennsylvania State Higher Education Facilities Authority,
              Health Services Revenue Bonds (Series A), 6.00%
              (University of Pennsylvania), 1/1/2003                         AA-         133,990
              ----------------------------------------------------------
 500,000      Pennsylvania State Higher Education Facilities Authority,
              Health Services Revenue Bonds (Series B of 1996), 5.10%
              (University of Pennsylvania)/(Original Issue Yield:
              5.15%), 1/1/2005                                                AA         513,140
              ----------------------------------------------------------



FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST
--------------------------------------------------------------------------------

PRINCIPAL                                                                   CREDIT
 AMOUNT                                                                    RATING*      VALUE
---------     ----------------------------------------------------------   --------  -----------
INTERMEDIATE-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
              PENNSYLVANIA--CONTINUED
              ----------------------------------------------------------
$200,000      Pennsylvania State Higher Education Facilities Authority,
              Revenue Bonds (Series L), 5.50% (State System of Higher
              Education, Commonwealth of PA)/(AMBAC INS)/
              (Original Issue Yield: 5.55%), 6/15/2005                       AAA     $   210,644
              ----------------------------------------------------------
 110,000      Pennsylvania State Higher Education Facilities Authority,
              University Revenue Bonds (Series 1996), 5.25% (Drexel
              University)/(PNC Bank, N.A. LOC)/(Original Issue Yield:
              5.35%), 8/1/2005                                                A1         111,399
              ----------------------------------------------------------
 150,000      Pennsylvania State Higher Education Facilities Authority,
              University Revenue Bonds (Series 1996), 5.35% (Drexel
              University)/(PNC Bank, N.A. LOC)/(Original Issue Yield:
              5.45%), 8/1/2006                                                A1         151,904
              ----------------------------------------------------------
 475,000      Pennsylvania State Higher Education Facilities Authority,
              University Revenue Bonds (Series 1996), 5.45% (Drexel
              University)/(PNC Bank, N.A. LOC)/(Original Issue Yield:
              5.55%), 8/1/2007                                                A1         480,420
              ----------------------------------------------------------
 125,000      Pennsylvania State Turnpike Commission, Turnpike Revenue
              Bonds (Series P), 5.45%, 12/1/2002                              A          131,329
              ----------------------------------------------------------
 100,000      Pennsylvania State University, Second Revenue Refunding
              Bonds, 5.55% (AMBAC INS)/(Original Issue Yield: 5.70%),
              8/15/2006                                                      AAA         105,074
              ----------------------------------------------------------
 125,000      Perkiomen Valley School District, PA, UT GO Bonds, 5.50%,
              2/1/2004                                                        A1         130,458
              ----------------------------------------------------------
 300,000      Philadelphia, PA Gas Works, Revenue Bonds (14th Series),
              5.50% (FSA INS)/(Original Issue Yield: 6.10%), 7/1/2004        AAA         316,137
              ----------------------------------------------------------
 480,000      Philadelphia, PA Hospitals & Higher Education Facilities
              Authority, Hospital Revenue & Refunding Bonds, 5.65%
              (Albert Einstein Medical Center, PA)/(Original Issue
              Yield: 5.75%), 10/1/2006                                        A          494,568
              ----------------------------------------------------------
 100,000      Philadelphia, PA Hospitals & Higher Education Facilities
              Authority, Hospital Revenue Bonds (Series A of 1996)
              Daily VRDNs (Children's Hospital of Philadelphia)/
              (Morgan Guaranty Trust Co., New York LIQ)                       AA         100,000
              ----------------------------------------------------------



FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST
--------------------------------------------------------------------------------

PRINCIPAL                                                                   CREDIT
 AMOUNT                                                                    RATING*      VALUE
---------     ----------------------------------------------------------   --------  -----------
INTERMEDIATE-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
              PENNSYLVANIA--CONTINUED
              ----------------------------------------------------------
$100,000      Philadelphia, PA Hospitals & Higher Education Facilities
              Authority, Hospital Revenue Bonds (Series 1994), 5.25%
              (Wills Eye Hospital, PA)/(Original Issue Yield: 5.40%),
              7/1/2003                                                        A      $   101,608
              ----------------------------------------------------------
 150,000      Philadelphia, PA Water & Wastewater System, Revenue Bonds,
              5.50% (FGIC INS), 6/15/2003                                    AAA         158,636
              ----------------------------------------------------------
 100,000      Richland School District, PA, UT GO Bonds, 5.30%
              (MBIA INS)/(Original Issue Yield: 5.45%), 11/1/2003            AAA         104,800
              ----------------------------------------------------------
 125,000      Solanco, PA School District, UT GO Bonds, 5.60% (FGIC
              INS), 2/15/2004                                                AAA         132,470
              ----------------------------------------------------------
 100,000      Spring Ford, PA School District, UT GO Refunding Bonds
              (Series AA), 5.80% (FGIC INS), 8/1/2005                        AAA         103,817
              ----------------------------------------------------------
 200,000      Swarthmore Boro Authority PA, College Revenue Bonds, 6.00%
              (Swarthmore College)/(Original Issue Yield: 6.10%),
              9/15/2006                                                       AA         215,300
              ----------------------------------------------------------
 185,000      Warren County, PA School District, UT GO Bonds, 5.85%
              (FGIC INS), 9/1/2001                                           AAA         193,739
              ----------------------------------------------------------
 110,000      Warren County, PA School District, UT GO Bonds, 6.10%
              (FGIC INS), 9/1/2003                                           AAA         115,907
              ----------------------------------------------------------             -----------
              Total                                                                   15,474,108
              ----------------------------------------------------------             -----------
              VIRGIN ISLANDS--1.1%
              ----------------------------------------------------------
 170,000      Virgin Islands HFA, SFM Revenue Refunding Bonds (Series
              A), 5.80% (GNMA COL), 3/1/2005                                 AAA         173,670
              ----------------------------------------------------------             -----------
                TOTAL INTERMEDIATE-TERM MUNICIPAL SECURITIES
                (IDENTIFIED COST $14,909,600)                                         15,647,778
              ----------------------------------------------------------             -----------



FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST
--------------------------------------------------------------------------------

PRINCIPAL                                                                   CREDIT
 AMOUNT                                                                    RATING*      VALUE
---------     ----------------------------------------------------------   --------  -----------
SHORT-TERM MUNICIPAL SECURITIES--0.6%
------------------------------------------------------------------------
              PUERTO RICO--0.6%
              ----------------------------------------------------------
$100,000      Puerto Rico Government Development Bank Weekly VRDNs
              (Credit Suisse, Zurich LOC) (at amortized cost)                AA+     $   100,000
              ----------------------------------------------------------             -----------
                TOTAL INVESTMENTS (IDENTIFIED COST $15,109,600)(a)                   $15,747,778
              ----------------------------------------------------------             -----------


At November 30, 1996, 8.0% of the total investments at market value were subject to alternative minimum tax.

(a) The cost of investments for federal tax purposes amounts to $15,109,600. The net unrealized appreciation of investments on a federal tax basis amounts to $638,178, which is comprised of all appreciation at November 30, 1996.

* Please refer to the Appendix of the Statement of Additional Information form explanation of credit ratings.

Note: The categories of investments are shown as a percentage of net assets
      ($15,986,628) at November 30, 1996.


FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST
--------------------------------------------------------------------------------

The following acronym(s) are used throughout this portfolio:

AMBAC --  American Municipal Bond Assurance Corporation
COL   --  Collateralized
FGIC  --  Financial Guaranty Insurance Company
FSA   --  Financial Security Assurance
GNMA  --  Government National Mortgage Association
GO    --  General Obligation
HDA   --  Hospital Development Authority
HEFA  --  Health and Education Facilities Authority
HFA   --  Housing Finance Authority
INS   --  Insured
LIQ   --  Liquidity Agreement
LOC   --  Letter of Credit
MBIA  --  Municipal Bond Investors Assurance
PRF   --  Prerefunded
SFM   --  Single Family Mortgage
UT    --  Unlimited Tax
VRDNs --  Variable Rate Demand Notes


(See Notes which are an integral part of the Financial Statements)


FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $15,109,600)      $15,747,778
---------------------------------------------------------------------------------
Income receivable                                                                        239,815
---------------------------------------------------------------------------------
Receivable for shares sold                                                                72,800
---------------------------------------------------------------------------------
Prepaid expenses                                                                          41,261
---------------------------------------------------------------------------------
Deferred expenses                                                                          7,078
---------------------------------------------------------------------------------    -----------
     Total assets                                                                     16,108,732
---------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------
Income distribution payable                                                69,648
--------------------------------------------------------------------
Payable to bank                                                            52,456
--------------------------------------------------------------------   ----------
     Total liabilities                                                                   122,104
---------------------------------------------------------------------------------    -----------
Net Assets for 1,553,446 shares outstanding                                          $15,986,628
---------------------------------------------------------------------------------    -----------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------
Paid in capital                                                                      $15,555,401
---------------------------------------------------------------------------------
Net unrealized appreciation of investments                                               638,178
---------------------------------------------------------------------------------
Accumulated net realized loss on investments                                            (206,951)
---------------------------------------------------------------------------------    -----------
     Total Net Assets                                                                $15,986,628
---------------------------------------------------------------------------------    -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------
$15,986,628 / 1,553,446 shares outstanding                                                $10.29
---------------------------------------------------------------------------------    -----------


(See Notes which are an integral part of the Financial Statements)


FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST
STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 1996
(UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-------------------------------------------------------------------------------------
Interest                                                                                 $415,288
-------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------
Investment advisory fee                                                     $  39,345
------------------------------------------------------------------------
Administrative personnel and services fee                                      62,672
------------------------------------------------------------------------
Custodian fees                                                                  8,992
------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                        8,480
------------------------------------------------------------------------
Directors'/Trustees' fees                                                       1,586
------------------------------------------------------------------------
Auditing fees                                                                   7,686
------------------------------------------------------------------------
Legal fees                                                                      1,464
------------------------------------------------------------------------
Portfolio accounting fees                                                      26,947
------------------------------------------------------------------------
Shareholder services fee                                                       19,673
------------------------------------------------------------------------
Share registration costs                                                        7,625
------------------------------------------------------------------------
Printing and postage                                                            5,185
------------------------------------------------------------------------
Insurance premiums                                                              1,769
------------------------------------------------------------------------
Miscellaneous                                                                   7,503
------------------------------------------------------------------------    ---------
     Total expenses                                                           198,927
------------------------------------------------------------------------
Waivers and reimbursements--
------------------------------------------------------------------------
  Waiver of investment advisory fee                            $ (39,345)
------------------------------------------------------------
  Waiver of shareholder services fee                             (11,017)
------------------------------------------------------------
  Reimbursement of other operating expenses                     (112,808)
------------------------------------------------------------   ---------
     Total waivers and reimbursements                                        (163,170)
------------------------------------------------------------------------    ---------
          Net expenses                                                                     35,757
-------------------------------------------------------------------------------------    --------
               Net investment income                                                      379,531
-------------------------------------------------------------------------------------    --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-------------------------------------------------------------------------------------
Net realized loss on investments                                                          (18,087)
-------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                      479,565
-------------------------------------------------------------------------------------    --------
     Net realized and unrealized gain on investments                                      461,478
-------------------------------------------------------------------------------------    --------
          Change in net assets resulting from operations                                 $841,009
-------------------------------------------------------------------------------------    --------


(See Notes which are an integral part of the Financial Statements)


FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            SIX MONTHS ENDED
                                                               (UNAUDITED)        YEAR ENDED
                                                            NOVEMBER 30, 1996    MAY 31, 1996
                                                            -----------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------
OPERATIONS--
---------------------------------------------------------
Net investment income                                          $   379,531       $   547,070
---------------------------------------------------------
Net realized gain (loss) on investments ($18,087 and
$87,417 net losses, respectively, as computed for federal
tax purposes)                                                      (18,087)          (26,717)
---------------------------------------------------------
Net change in unrealized appreciation (depreciation)               479,565          (126,841)
---------------------------------------------------------      ------------      -----------
     Change in net assets resulting from operations                841,009           393,512
---------------------------------------------------------      ------------      -----------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------
Distributions from net investment income                          (379,531)         (547,070)
---------------------------------------------------------      ------------      -----------
SHARE TRANSACTIONS--
---------------------------------------------------------
Proceeds from sale of shares                                     2,761,169        13,768,008
---------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                                   64,974           118,987
---------------------------------------------------------
Cost of shares redeemed                                         (2,355,199)       (7,023,515)
---------------------------------------------------------      ------------      -----------
     Change in net assets resulting from share
       transactions                                                470,944         6,863,480
---------------------------------------------------------      ------------      -----------
          Change in net assets                                     932,422         6,709,922
---------------------------------------------------------
NET ASSETS:
---------------------------------------------------------
Beginning of period                                             15,054,206         8,344,284
---------------------------------------------------------      ------------      -----------
End of period                                                  $15,986,628       $15,054,206
---------------------------------------------------------      ------------      -----------


(See Notes which are an integral part of the Financial Statements)


FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   SIX MONTHS
                                                      ENDED
                                                   (UNAUDITED)
                                                  NOVEMBER 30,       YEAR ENDED MAY 31,
                                                      1996            1996        1995       1994(a)
                                                  -------------      ------      ------      -------
NET ASSET VALUE, BEGINNING OF PERIOD                 $ 10.00         $10.06      $ 9.85      $10.00
-----------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------
  Net investment income                                 0.24           0.49        0.48        0.23
-----------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                           0.29          (0.06)       0.21       (0.15)
-----------------------------------------------      -------         ------      ------      -------
Total from investment operations                        0.53           0.43        0.69        0.08
-----------------------------------------------      -------         ------      ------      -------
LESS DISTRIBUTIONS
-----------------------------------------------
  Distributions from net investment income             (0.24)         (0.49)      (0.48)      (0.23)
-----------------------------------------------      -------         ------      ------      -------
NET ASSET VALUE, END OF PERIOD                       $ 10.29         $10.00      $10.06      $ 9.85
-----------------------------------------------      -------         ------      ------      -------
TOTAL RETURN (b)                                        5.37%          4.27%       7.35%       0.76%
-----------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------
  Expenses                                              0.45%*         0.45%       0.45%       0.25% *
-----------------------------------------------
  Net investment income                                 4.82%*         4.81%       5.11%       4.76% *
-----------------------------------------------
  Expense waiver/reimbursement (c)                      2.07%*         2.69%(d)    3.95%(d)    5.06% *
-----------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------
  Net assets, end of period (000 omitted)            $15,987         $15,054     $8,344      $2,881
-----------------------------------------------
  Portfolio turnover                                      23%            11%         41%         39%
-----------------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from December 5, 1993 (date of initial public investment) to May 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) For the years ended May 31, 1996, and May 31, 1995, the adviser waived $45,372 and $32,714, respectively, of the investment advisor fee, which represents 0.40% and 0.50% of average net assets, and for the year ended May 31, 1995 the Adviser reimbursed other operating expenses of $86,896, which represents 1.33% of average net assets, to comply with certain state expense limitations. The remainder of the waiver /reimbursement is voluntary. The expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)



FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION
Intermediate Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Pennsylvania Intermediate Municipal Trust (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.
     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At May 31, 1996, the Fund, for federal tax purposes, had a capital loss carryforward of $162,148, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to


FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST
--------------------------------------------------------------------------------

     shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

     EXPIRATION YEAR    EXPIRATION AMOUNT
     ---------------    -----------------
           2003              $74,731
           2004              $87,417


     Additionally, net capital losses of $26,717 attributable to security transactions incurred after October 31, 1995 are treated as arising on the first day of the Fund's next taxable year.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                            SIX MONTHS ENDED      YEAR ENDED
                                                            NOVEMBER 30, 1996    MAY 31, 1996
---------------------------------------------------------   -----------------    ------------
Shares sold                                                       274,146         1,358,404
---------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                            6,437            11,708
---------------------------------------------------------
Shares redeemed                                                  (232,715)         (694,299)
---------------------------------------------------------        --------        -----------
  Net change resulting from share transactions                     47,868           675,813
---------------------------------------------------------        --------        -----------




FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational and start-up administrative service expenses of $56,196 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational and start-up administrative expenses during the five year period following effective date. For the period ended November 30, 1996, the Fund paid $13,425 pursuant to this agreement.

INTERFUND TRANSACTIONS--During the period ended November 30, 1996, the Trust engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $6,600,000 and $7,800,000, respectively.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST
--------------------------------------------------------------------------------

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1996, were as follows:

--------------------------------------------------------------------------------
Purchases                                                                          $4,115,024
--------------------------------------------------------------------------------   ----------
Sales                                                                              $3,528,895
--------------------------------------------------------------------------------   ----------


(6) CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at November 30, 1996, 65.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 19.5% of total investments.

TRUSTEES                                 OFFICERS
-----------------------------------------------------------------------------
John F. Donahue                          John F. Donahue
Thomas G. Bigley                           Chairman
John T. Conroy, Jr.                      Glen R. Johnson
William J. Copeland                        President
James E. Dowd                            J. Christopher Donahue
Lawrence D. Ellis, M.D.                    Executive Vice President
Edward L. Flaherty, Jr.                  Edward C. Gonzales
Glen R. Johnson                            Executive Vice President
Peter E. Madden                          John W. McGonigle
Gregor F. Meyer                            Executive Vice President,
John E. Murray, Jr.                        Treasurer and Secretary
Wesley W. Posvar                         Richard B. Fisher
Marjorie P. Smuts                          Vice President
                                         S. Elliott Cohan
                                           Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.